CASH, CASH EQUIVALENTS AND BANK DEPOSITS	12 Months Ended
Dec. 31, 2018
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
CASH, CASH EQUIVALENTS AND BANK DEPOSITS

NOTE 5 – CASH, CASH EQUIVALENTS AND BANK DEPOSITS:

a.    Cash and cash equivalents

	December 31,
	2018	2017
	U.S. dollars in thousands
Cash in bank	7,736	8,305
Short-term bank deposits	21,269	8,150
	29,005	16,455

The carrying amounts of the cash and cash equivalents approximate their fair values.

b.    Bank deposits

The bank deposits include deposits invested for terms of three months to one year and bear interest at an average annual rate of 2.03%.